Income Taxes - Components of Net Deferred Taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Net [Abstract]
Deferred tax assets			$ 222,125	$ 280,117
Less: valuation allowance	$ (4,500)	$ (4,700)	(191,835)	(8,084)
Net deferred tax assets	8,700		30,290	272,033
Deferred tax liabilities
Deferred tax liabilities			(38,891)	(307,678)
Net deferred tax liabilities	$ (13,600)	$ (21,500)	(8,601)	(35,645)
United States
Deferred Tax Assets, Net [Abstract]
Net operating loss carry forwards			79,047	129,695
Disallowed interest deduction carryforwards			62,337	92,030
Deferred pension plan amounts			10,568	10,447
Accrued expenses not currently deductible			5,625	8,434
Other			3,178	2,356
Less: valuation allowance			(183,800)
Deferred tax liabilities
Excess of net book basis over remaining tax basis			(30,349)	(299,136)
Other			(1,796)	(2,420)
Non-United States
Deferred Tax Assets, Net [Abstract]
Net operating loss carry forwards			47,187	22,426
Disallowed interest deduction carryforwards			13,625	13,942
Deferred pension plan amounts			558	787
Deferred tax liabilities
Excess of net book basis over remaining tax basis			(5,474)	(4,780)
Other			$ (1,272)	$ (1,342)